REVENUES BY PRODUCT (Details - Summary by product type) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 184,217	$ 132,369	$ 190,724
Gross Profit	2,868	2,325	7,029
Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenue	127,676	86,599	116,443
Gross Profit	916	1,209	3,333
Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenue	34,080	18,680	26,440
Gross Profit	1,423	98	1,115
Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenue	22,421	26,642	47,623
Gross Profit	549	969	2,558
Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	40	448	218
Gross Profit	$ (20)	$ 49	$ 23